Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in Millions)(7)	Adjusted Product Revenue (in Millions)(8)
					Total Shareholder Return(5)	Nasdaq Medical Device Index Total Shareholder Return(6)
2022	$16,511,436	$(34,048,610)	$5,716,969	$(2,544,510)	$92.76	$123.96	$229.6	$2,035.8
2021	16,219,278	4,616,920	2,291,362	1,773,597	183.57	153.11	240.3	1,239.2
2020	15,493,723	118,009,752	2,285,362	13,969,285	168.27	122.92	196.2	1,143.7

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Kiani, our CEO and PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.” for additional information.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Medical Device Index.
PEO Total Compensation Amount	$ 16,511,436	$ 16,219,278	$ 15,493,723
PEO Actually Paid Compensation Amount	$ (34,048,610)	4,616,920	118,009,752
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in this column represent the amount of the CAP to Mr. Kiani, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kiani during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kiani’s total compensation reported in the Summary Compensation Table for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
2022	$16,511,436	$13,199,943	$(37,360,103)	$—	$—	$(34,048,610)
2021	16,219,278	11,999,370	397,012	—	—	4,616,920
2020	15,493,723	11,999,886	114,515,916	—	—	118,009,752
______________
(a)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$22,291,180	$(36,726,578)	$—	$(22,924,705)	$—	$—	$(37,360,103)
2021	25,082,098	(6,301,272)	—	(18,383,814)	—	—	397,012
2020	31,481,893	68,792,082	—	14,241,941	—	—	114,515,916
_______________
(3)     The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Kiani) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2022, Micah Young, Bilal Muhsin, Tao Levy, Tom McClenahan and Kevin Duffy and (ii) for fiscal year 2021, and 2020, Micah Young, Bilal Muhsin, Tao Levy and Tom McClenahan. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table” for additional information.

Non-PEO NEO Average Total Compensation Amount	$ 5,716,969	2,291,362	2,285,362
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,544,510)	1,773,597	13,969,285
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in this column represent the average amount of the CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation reported in the Summary Compensation Table for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2022	$5,716,969	$3,431,905	$(4,829,574)	$—	$—	$(2,544,510)
2021	2,291,362	1,499,799	982,034	—	—	1,773,597
2020	2,285,362	1,499,941	13,183,864	—	—	13,969,285
(a)    The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends of other Earnings Paid on Stock or Options Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$2,229,023	$(4,147,950)	$—	$(2,910,647)	$—	$—	$(4,829,574)
2021	3,135,004	(332,549)	—	(1,820,421)	—	—	982,034
2020	3,935,120	8,323,572	—	925,172	—	—	13,183,864

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP and Cumulative TSR
As demonstrated by the below graph, the amount of CAP to Mr. Kiani and the average amount of CAP to the Company’s Non-PEO NEOs as a group is aligned with the Company’s cumulative TSR over the three-year period presented in the table. The alignment of the CAP with the Company’s cumulative TSR over the period presented is because a significant portion of the CAP to Mr. Kiani and to the Non-PEO NEOs is comprised of equity awards. As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” the Company targets that approximately 75% of the value of total compensation awarded to the PEO and the Non-PEO be at-risk, which is comprised of equity awards, including performance-based RSUs and stock options.

Compensation Actually Paid vs. Net Income [Text Block]
CAP and Net Income
As demonstrated by the below graph, the amount of CAP to Mr. Kiani and the average amount of CAP to the Company’s Non-PEO NEOs as a group is generally aligned with the Company’s net income over the three-years presented in the graph. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure of Adjusted Product Revenue, which the Company uses in setting goals in the Company’s incentive compensation plans and the performance-based RSUs that are awarded to the PEO and Non-PEO NEOs. As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” the Company targets that approximately 61.8% of the value of total compensation awarded to the Non-PEO NEOs (and approximately 84.8% of the value of total compensation awarded to the PEO) consists of amounts determined under the Company long-term incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP and Adjusted Product Revenue
As demonstrated by the below graph, the amount of CAP to Mr. Kiani and the average amount of CAP to the Company’s Non-PEO NEOs as a group is generally aligned with the Company’s Adjusted Product Revenue over the three year period presented in the table. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation program, the Company has determined that Adjusted Product Revenue is the most important financial performance measure that is linked to the CAP for the PEO and the Non-PEO NEOs, for the most recently completed fiscal year. The Company utilizes Adjusted Product Revenue when setting goals in the Company’s incentive compensation plan. As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” the Company targets that approximately 75% of the value of total compensation awarded to the PEO and the Non-PEO NEOs consists of amounts determined under the Company incentive compensation plans to be comprised of performance-based RSUs and stock options.

Total Shareholder Return Vs Peer Group [Text Block]
Relative TSR and Nasdaq Medical Equipment Index TSR
As demonstrated by the below graph, the Company’s cumulative TSR over the three year period presented in the table was 7%, while the cumulative TSR of the Nasdaq Medical Equipment Index, was 24% over the three years presented in the table. The Company’s cumulative TSR has historically outperformed the Nasdaq Medical Equipment Index during the three years presented in the graph, representing the Company’s superior financial performance as compared to the companies comprising the Nasdaq Medical Equipment Index. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation—Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 92.76	183.57	168.27
Peer Group Total Shareholder Return Amount	123.96	153.11	122.92
Net Income (Loss)	$ 229,600,000	$ 240,300,000	$ 196,200,000
Company Selected Measure Amount	2,035,800,000	1,239,200,000	1,143,700,000
PEO Name	Mr. Kiani
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Product Revenue
Non-GAAP Measure Description [Text Block]	Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by (ii) the Company’s stock price at the beginning of the measurement period.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
CAP and Adjusted Non-GAAP Operating Profit
As demonstrated by the below graph, the amount of CAP to Mr. Kiani and the average amount of CAP to the Company’s Non-PEO NEOs as a group is generally aligned with the Company’s Adjusted Non-GAAP Operating Profit over the three-years presented in the table. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation program, the Company has determined that Adjusted Non-GAAP Operating Profit is a financial performance measure that, in the Company’s assessment, represents a relevant measure used by the Company to evaluate CAP to the Company’s PEO and Non-PEO NEOs. The Company utilizes Adjusted Non-GAAP Operating Profit when setting goals in the Company’s incentive compensation plans. As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” the Company targets that approximately 61.8% of the value of total compensation awarded to the PEO (and approximately 84.8% of the value of the total compensation awarded to the Non-PEO NEOs) consists of amounts determined under the Company’s incentive compensation plan to be comprised of performance-based RSUs and stock options.

Measure Name	Adjusted Non-GAAP Operating Profit
Non-GAAP Measure Description [Text Block]	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation program, the Company has determined that Adjusted Product Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link the CAP to the Company’s NEOs, for the most recently completed fiscal year.
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 13,199,943	$ 11,999,370	$ 11,999,886
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,360,103)	397,012	114,515,916
PEO [Member] | Adjustment, Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	22,291,180	25,082,098	31,481,893
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(36,726,578)	(6,301,272)	68,792,082
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(22,924,705)	(18,383,814)	14,241,941
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,431,905	1,499,799	1,499,941
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,829,574)	982,034	13,183,864
Non-PEO NEO [Member] | Adjustment, Reported Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,229,023	3,135,004	3,935,120
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(4,147,950)	(332,549)	8,323,572
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,910,647)	(1,820,421)	925,172
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0